Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments and Other Current Assets
Summary of prepayments and other current assets

	December 31,	December 31,
	2022	2023
	RMB	RMB
Receivables from a third-party financial institution(1)	—	90,659
Prepayments to vendors	16,110	11,815
Deposits	5,286	5,624
Receivables from third-party online payment platform	2,612	1,884
Deductible VAT	2,399	4,922
Receivables from bank funds in transit	—	4,604
Staff advances	393	325
Others	3,591	4,831
Sub-total	30,391	124,664
Less: allowance for expected credit loss of receivables	—	(90,750)
Total	30,391	33,914
(1)	As of December 31, 2023, receivables from a third-party financial institution amounting to RMB90.7 million (US$12.8 million) are subject to a risk of default, as disclosed in Note 21. Consequently, full allowance for credit loss provision has been recorded.